Organization And Description Of Business (Schedule Of Ownership Interest) (Details)	12 Months Ended
Dec. 31, 2012
General partner interest	2.00%
Total	100.00%
Crestwood Holdings LLC [Member]
General partner interest	2.00%
Total	41.80%
Public [Member]
Total	58.20%
Common [Member]
Limited partner interest	83.50%
Common [Member] | Crestwood Holdings LLC [Member]
Limited partner interest	39.60%
Common [Member] | Public [Member]
Limited partner interest	43.90%
Class C Unitholders [Member]
Limited partner interest	14.50%
Class C Unitholders [Member] | Crestwood Holdings LLC [Member]
Limited partner interest	0.20%
Class C Unitholders [Member] | Public [Member]
Limited partner interest	14.30%